Stockholders’ Deficit (Details)				9 Months Ended	12 Months Ended
	Jun. 23, 2023 shares	Jun. 14, 2023 shares	Jan. 11, 2022 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 27, 2023 $ / shares shares	Feb. 03, 2022 $ / shares	Dec. 21, 2021 shares
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, authorized				1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock issued
Preferred stock outstanding
Number of shares forfeited					187,500	187,500
Initial business combination , Per share (in Dollars per share) | $ / shares			$ 9.98			$ 9.93
Issued price , per share (in Dollars per share) | $ / shares				$ 18
Common stock redeemed	12,980,181
Minimum [Member]
Stockholders’ Deficit (Details) [Line Items]
Market value percentage				115.00%
Maximum [Member]
Stockholders’ Deficit (Details) [Line Items]
Market value percentage				180.00%
Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Public Warrants expiration term				5 years	5 years
Percentage of total equity proceeds				60.00%
Trading day period					20
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Redemption period					30 days
Business days					60 years
Market value percentage					115.00%
Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants issued					5,800,000
Over-Allotment Option [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of shares forfeited				187,500	187,500
Warrants issued				450,000
Public offering price less			1,500,000	2,250,000
Over-Allotment Option [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Public offering price less			1,500,000		2,250,000				2,250,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants issued					450,000
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Redemption period				30 days
Business days				60 days
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares				$ 18
Warrants per share (in Dollars per share) | $ / shares				$ 0.01
Warrants issued				8,250,000
IPO [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants issued				14,500,000	14,500,000
IPO [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants issued					8,250,000				1
IPO [Member] | Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants issued					6,250,000
Private Placement Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants issued				6,250,000
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common Stock, share authorized				180,000,000	180,000,000	180,000,000
Common Stock, par value share (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock ,vote share				1	1
Common stock ,shares issued				4,124,995			4,124,995
Common stock subject to possible redemption				3,519,819	16,500,000	15,000,000	7,644,814
Common stock ,shares outstanding				4,124,995
Initial business combination , Per share (in Dollars per share) | $ / shares				$ 9.2
Common stock redeemed		12,980,181
Class A Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Initial business combination , Per share (in Dollars per share) | $ / shares					$ 9.2
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Initial business combination , Per share (in Dollars per share) | $ / shares					$ 9.2
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Initial business combination , Per share (in Dollars per share) | $ / shares				9.2
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares				$ 18
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common Stock, share authorized				20,000,000	20,000,000	20,000,000
Common Stock, par value share (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock ,vote share				1	1
Common stock ,shares issued				5	4,125,000	4,125,000
Common stock subject to possible redemption							5
Common stock ,shares outstanding				5	4,125,000	4,125,000
Convertible percentage				20.00%
Aggregate percentage					20.00%
Class B Common Stock [Member] | Over-Allotment Option [Member]
Stockholders’ Deficit (Details) [Line Items]
Common Stock, par value share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock ,shares outstanding			4,312,500
Number of shares forfeited			187,500	4,312,500
Common stock forfeited due to partial exercise			187,500
Common Stock Subject To Redemption [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock subject to redemption					16,500,000	15,000,000
Redemption Of Warrants [Member] | Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Issued price , per share (in Dollars per share) | $ / shares					$ 18
Redemption Of Warrants [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Market value percentage					180.00%
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares					$ 18
Warrants per share (in Dollars per share) | $ / shares					$ 0.01
Notice of redemption					30 days
Trading days					20 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00 [Member] | Class A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Exceeds of redemptions of warrants (in Dollars per share) | $ / shares					$ 18
Business Combination [Member] | Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Total equity percentage					60.00%